Accumulated Other Comprehensive Income (Loss) (Details2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization to net income (loss) of net prior service cost (credits)	$ (2.6)	$ (2.6)	$ (1.6)
Amortization of net actuarial loss	87.2	76.5	71.6
Cost of sales	(3,484.7)	(3,416.3)	(3,028.1)
Income (loss) before income taxes	241.6	247.7	(86.5)
Income tax provision (benefit)	(28.5)	11.0	(6.8)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Post- retirement benefit plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization to net income (loss) of net prior service cost (credits)	2.6	2.6	1.6
Amortization of net actuarial loss	(87.2)	(76.5)	(71.6)
Income (loss) before income taxes	(84.6)	(73.9)	(70.0)
Income tax provision (benefit)	(20.3)	(18.0)	(26.5)
Income (loss)	(64.3)	(55.9)	(43.5)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Derivatives [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income taxes	4.1	11.7	7.2
Income tax provision (benefit)	1.0	2.8	2.7
Income (loss)	3.1	8.9	4.5
Reclassification out of Accumulated Other Comprehensive Income [Member] | Derivatives [Member] | Nickel and other raw material contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	5.1	10.2	(3.4)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Derivatives [Member] | Natural gas contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1.2)	0.5	(5.3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Derivatives [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	0.7	1.3	15.9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Derivatives [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest Expense	$ (0.5)	$ (0.3)	$ 0.0